Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant and Equipment, Net

	Buildings and improve- ments	Telecom- munications network plant and equipment	Furniture, fixture, motor vehicles and other equipment	Total
	RMB	RMB	RMB	RMB
Cost/Deemed cost:
Balance at January 1, 2017	99,509	823,836	30,114	953,459
Additions	583	532	410	1,525
Transferred from construction in progress	1,967	87,129	1,707	90,803
Retirement and disposal	(709)	(68,719)	(1,936)	(71,364)
Disposal of a subsidiary	—	(33)	—	(33)
Reclassification	(18)	(272)	290	—

Balance at December 31, 2017	101,332	842,473	30,585	974,390
Additions	712	512	306	1,530
Transferred from construction in progress	1,454	71,704	1,721	74,879
Retirement and disposal	(860)	(59,822)	(1,636)	(62,318)
Reclassification	(97)	(485)	582	—

Balance at December 31, 2018	102,541	854,382	31,558	988,481

Accumulated depreciation and impairment:
Balance at January 1, 2017	(51,018)	(490,917)	(21,853)	(563,788)
Depreciation and impairment charge for the year	(4,326)	(63,903)	(2,145)	(70,374)
Written back on retirement and disposal	620	63,553	1,839	66,012
Disposal of a subsidiary	—	17	—	17
Reclassification	18	184	(202)	—

Balance at December 31, 2017	(54,706)	(491,066)	(22,361)	(568,133)

Depreciation charge for the year	(4,370)	(63,878)	(2,135)	(70,383)
Written back on retirement and disposal	750	55,519	1,561	57,830
Reclassification	26	439	(465)	—

Balance at December 31, 2018	(58,300)	(498,986)	(23,400)	(580,686)

Net book value at December 31, 2018	44,241	355,396	8,158	407,795

Net book value at December 31, 2017	46,626	351,407	8,224	406,257